Financial and capital risk management - Financial counterparties' ratings (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Cash And Cash Equivalents Current [Member]
IfrsStatementLineItems [Line Items]
Credit exposure		$ 4,797	$ 11,905
Cash And Cash Equivalents Current [Member] | Moody's, Aa1 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure		32	128
Cash And Cash Equivalents Current [Member] | Moody's, Aa2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure		342	285
Cash And Cash Equivalents Current [Member] | Moody's, Aa3 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure		239	495
Cash And Cash Equivalents Current [Member] | Moody's, A1 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure		1,746	1,145
Cash And Cash Equivalents Current [Member] | Moody's, A2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure		938	3,478
Cash And Cash Equivalents Current [Member] | Moody's, A3 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure		918	1,518
Cash And Cash Equivalents Current [Member] | Moody's, Baa1 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure			90
Cash And Cash Equivalents Current [Member] | Moody's, Baa2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure		7	10
Cash And Cash Equivalents Current [Member] | Moody's, Ba2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	[1]	411	2,763
Cash And Cash Equivalents Current [Member] | Moody's, Ba3 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	[1]	164	1,988
Cash And Cash Equivalents Current [Member] | Moody S Other Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure			5
Derivatives [member]
IfrsStatementLineItems [Line Items]
Credit exposure		538	131
Derivatives [member] | Moody's, Aa2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure		5	15
Derivatives [member] | Moody's, Aa3 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure			34
Derivatives [member] | Moody's, A1 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure		98	3
Derivatives [member] | Moody's, A2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure		146	39
Derivatives [member] | Moody's, A3 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure		63	20
Derivatives [member] | Moody's, Ba2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	[1]	176	5
Derivatives [member] | Moody's, Ba3 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	[1]	55
Derivatives [member] | Moody S Other Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure		$ (5)	$ 15

[1]	A substantial part of the balances is held with financial institutions in Brazil and, in local currency, they are deemed investment grade.